Equity, Allocations of Net Earnings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net Income Allocation
Net earnings attributable to partners	[1]	$ 272		$ 99		$ 80
Allocation of Predecessor impact to general partner interest	[1]	22	[2]	29	[3]	62
Special Allocation	[4]	0		7		0
Net earnings available to partners		$ 203		$ 65		$ 69
General partner’s ownership interest		2.00%		2.00%		2.00%
Total general partner’s interest in net earnings (loss)	[1]	$ (73)		$ (43)		$ (12)
General Partner
Net Income Allocation
Net earnings attributable to partners						12
General partner’s IDRs	[5],[6]	(69)		(41)		(11)
Allocation of Predecessor impact to general partner interest		0		0		0
General partner’s allocated interest in net earnings		5		2		1
Total general partner’s interest in net earnings (loss)		52		14		(50)
Equity of Predecessors
Net Income Allocation
Net earnings attributable to partners	[7]					0
Allocation of Predecessor impact to general partner interest	[7]	$ 22		$ 29		$ 62

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Amounts attributable to Predecessors have been reflected in the Parent column.
[3]	Amounts attributable to Predecessors have been reflected in the Parent column.
[4]	Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to TLLP common unitholders for the premium paid in connection with the redemption of the senior notes during the year ended December 31, 2014.
[5]	IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $10 million of IDRs for the year ended December 31, 2015, waved by TLGP in connection with the Rockies Natural Gas Business Acquisition. See Note 12 for further discussion related to IDRs.
[6]	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.
[7]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.